VANECK INDIA GROWTH LEADERS ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 99.6%
Automobiles & Components : 4.7%
Eicher Motors Ltd. 90,562 $ 5,649,586
Gabriel India Ltd. 34,496 232,501
Pricol Ltd. * 42,665 224,061
6,106,148
Banks : 24.1%
Bank of Baroda 877,425 2,334,357
Bank of India 550,659 686,414
Bank of Maharashtra 872,009 469,722
ICICI Bank Ltd. 428,224 6,730,832
IDBI Bank Ltd. 3,441,959 3,110,517
Indian Bank 138,490 873,736
Jammu & Kashmir Bank Ltd. 264,725 284,329
Karur Vysya Bank Ltd. 284,476 692,923
Kotak Mahindra Bank Ltd. 275,584 6,976,594
Punjab National Bank 1,871,820 2,092,766
State Bank of India 730,713 6,569,625
Union Bank of India Ltd. 763,677 1,118,884
31,940,699
Capital Goods : 21.9%
ABB India Ltd. 30,974 1,999,024
Action Construction Equipment
Ltd. 20,634 301,259
Balu Forge Industries Ltd. 31,583 234,671
Bharat Electronics Ltd. 1,924,059 6,730,253
Capacit'e Infraprojects Ltd. * 34,504 140,580
Cummins India Ltd. 80,281 2,849,667
Enviro Infra Engineers Ltd. * 45,398 115,872
Force Motors Ltd. 1,415 149,111
GE Vernova T&D India Ltd. 42,006 760,065
Hindustan Aeronautics Ltd. 115,684 5,621,107
IndiaMart InterMesh Ltd. 144A 18,043 435,155
Interarch Building Products
Ltd. * 5,955 102,925
Jupiter Wagons Ltd. 63,672 272,714
Kirloskar Brothers Ltd. 14,421 287,879
Mazagon Dock Shipbuilders
Ltd. 24,647 756,446
Olectra Greentech Ltd. 24,383 330,607
Polycab India Ltd. 34,562 2,071,843
Shakti Pumps India Ltd. 28,218 320,901
Suzlon Energy Ltd. * 6,090,615 4,005,863
TD Power Systems Ltd. 53,560 255,326
Triveni Turbine Ltd. 59,099 386,823
Voltamp Transformers Ltd. 4,364 361,843
Zen Technologies Ltd. 25,476 436,552
28,926,486
Commercial & Professional Services : 0.5%
BLS International Services Ltd. 60,605 281,013
Doms Industries Ltd. 9,347 313,461
EMS Ltd. 14,224 101,986
696,460
Consumer Discretionary Distribution &
Retail : 4.9%
Trent Ltd. 106,759 6,617,909
Underline
Consumer Services : 0.0%
TAJGVK Hotels & Resorts Ltd. 7,921 44,063
Underline
Number
of Shares Value
Energy : 5.3%
Coal India Ltd. 1,406,967 $ 6,522,881
Great Eastern Shipping Co. Ltd. 48,373 524,569
7,047,450
Financial Services : 6.9%
Aditya Birla Sun Life Asset
Management Co. Ltd. 50,725 375,714
Angel One Ltd. 22,858 614,947
Authum Investment &
Infrastucture Ltd. 10,893 219,461
HDFC Asset Management Co.
Ltd. 144A 60,532 2,832,067
Kfin Technologies Ltd. 41,238 493,134
Motilal Oswal Financial
Services Ltd. 85,564 612,607
Nippon Life India Asset
Management Ltd. 144A 95,586 643,088
REC Ltd. 640,238 3,191,494
8,982,512
Food, Beverage & Tobacco : 0.5%
Godfrey Phillips India Ltd. 7,635 601,417
Underline
Health Care Equipment & Services : 0.1%
Yatharth Hospital & Trauma
Care Services Ltd. * 31,217 154,717
Underline
Materials : 2.6%
Aeroflex Industries Ltd. 21,641 42,495
Ashapura Minechem Ltd. * 33,997 141,683
Chambal Fertilisers and
Chemicals Ltd. 82,022 597,018
Deepak Fertilisers &
Petrochemicals Corp. Ltd. 33,087 429,781
Jindal Saw Ltd. 130,021 407,899
National Aluminium Co. Ltd. 298,829 608,704
NMDC Ltd. 1,550,840 1,239,890
3,467,470
Media & Entertainment : 0.1%
Tips Music Ltd. 23,935 176,407
Underline
Pharmaceuticals, Biotechnology & Life
Sciences : 9.2%
Caplin Point Laboratories Ltd. 10,805 251,618
Dr. Reddy's Laboratories Ltd. 477,599 6,381,459
Lupin Ltd. 152,725 3,616,228
Natco Pharma Ltd. 48,780 453,377
Supriya Lifescience Ltd. 17,950 153,465
Zydus Lifesciences Ltd. 146,792 1,518,323
12,374,470
Real Estate Management & Development :
0.9%
Arkade Developers Ltd. * 38,383 67,239
Ganesh Housing Corp. Ltd. 11,568 142,741
Oberoi Realty Ltd. 45,866 873,514
1,083,494
Semiconductors & Semiconductor
Equipment : 0.7%
WAAREE Energies Ltd. * 31,132 868,100
Underline

VANECK INDIA GROWTH LEADERS ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Software & Services : 14.9%
Genesys International Corp.
Ltd. * 14,229 $ 119,209
HCL Technologies Ltd. 340,154 6,301,461
Infosys Ltd. (ADR) 322,585 5,887,176
KPIT Technologies Ltd. 68,054 1,030,919
Tata Consultancy Services Ltd. 149,165 6,274,857
19,613,622
Number
of Shares Value
Technology Hardware & Equipment : 0.1%
Netweb Technologies India Ltd. 9,957 $ 174,212
Underline
Telecommunication Services : 2.2%
Indus Towers Ltd. * 739,293 2,874,769
Underline
Total Common Stocks
(Cost: $120,936,039) 131,750,405
Total Investments: 99.6%
(Cost: $120,936,039) 131,750,405
Other assets less liabilities: 0.4% 466,659
NET ASSETS: 100.0% $ 132,217,064
Definitions:
ADR American Depositary Receipt
* Non-income producing
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $3,910,310, or 3.0% of net assets.